RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2022
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

15. RELATED PARTY TRANSACTIONS

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive) of the Company.

The Company defines key management personnel as its key executive management and Board of Directors. In addition to their salaries, the Company provides a benefit plan and other allowances to its key management personnel. Key management personnel are also granted stock options at the discretion of the Board of Directors.

The remuneration of key management personnel during the years ended March 31, 2022 and 2021 were as follows:

	2022	2021
	$	$

Salaries and benefits	490,000	652,167
Stock-based compensation	2,602,803	1,714,944
	3,092,803	2,367,111

As part of the private placement issued during the year ended March 31, 2022 as disclosed in note 12(a), officers and directors of the Company purchased 36,000 units for gross proceeds of $90,000.

See also note 18(b).